Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value	Level 1	Level 2	Level 3

Warrant liabilities	4,481	-	$4,481	-

	Fair Value	Level 1	Level 2	Level 3

Embedded conversion feature liability	-	-	-	$3,934
Warrant liabilities	-	-	$2,766	-